General And Aministrative Expenses_Details Of Long Term Share Based Payments(Details)	12 Months Ended
Dec. 31, 2020 KRW (₩) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Granted in 2020
Type of payment	Cash-settled
Vested shares | shares	16,800
Expected exercise period (years)	3
Valuation method	MonteCarlo Simulation Model
Vesting Condition	Services fulfillment
Risk-free rate (%)	0.741%
Fair value (Market performance condition)	₩ 0
Fair value (Non-market performance condition)	₩ 38,789
Information about how fair value was measured	The Group used the volatility of the stock price over the previous year as the expected volatility, and used the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year as the dividend rate, and used one-year risk-free rate of Korea Treasury Bond in order to calculate fair value.
Liabilities From Long-Term Share Based Payments	₩ 652,000,000
Expense From Long Term Share Based Payments Transactions	₩ 652,000,000